Basis of Presentation	9 Months Ended
Sep. 30, 2021
Accounting Policies [Abstract]
Basis of Presentation	Basis of Presentation
The unaudited interim consolidated financial statements have been prepared in accordance with United States generally accepted accounting principles (or GAAP). They include the accounts of Teekay Corporation (or Teekay), which is incorporated under the laws of the Republic of the Marshall Islands, its wholly-owned or controlled subsidiaries and any variable interest entities (or VIEs) of which Teekay is the primary beneficiary (collectively, the Company).
Certain information and footnote disclosures required by GAAP for complete annual financial statements have been omitted from these unaudited interim consolidated financial statements and, therefore, these financial statements should be read in conjunction with the Company’s audited consolidated financial statements for the year ended December 31, 2020, included in the Company’s Annual Report on Form 20-F, filed with the U.S. Securities and Exchange Commission (or SEC) on April 1, 2021. In the opinion of management, these unaudited interim consolidated financial statements reflect all adjustments, consisting of a normal recurring nature, necessary to present fairly, in all material respects, the Company’s consolidated financial position, results of operations, cash flows and changes in total equity for the interim periods presented. The results of operations for the three and nine months ended September 30, 2021, are not necessarily indicative of those for a full fiscal year. Significant intercompany balances and transactions have been eliminated upon consolidation.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the unaudited financial statements and accompanying notes. Actual results could differ from those estimates. It is possible that the amounts recorded as derivative assets and liabilities could vary by material amounts prior to their settlement.
In March 2020, the World Health Organization declared the outbreak of a novel coronavirus (or COVID-19) as a pandemic. Given the dynamic nature of these circumstances, the full extent to which the COVID-19 global pandemic may have direct or indirect impact on the Company's business and the related financial reporting implications cannot be reasonably estimated at this time, although it could materially affect the Company's business, results of operations and financial condition in the future. COVID-19 has resulted and may continue to result in a significant decline in global demand for oil. As the Company's business includes the transportation of crude oil and refined petroleum products on behalf of customers, any significant decrease in demand for the cargo the Company transports could adversely affect demand for the Company's vessels and services. Spot tanker rates have come under pressure since mid-May 2020 as a result of record OPEC+ oil production cuts and lower production from other oil producing countries, which reduced crude exports, and the unwinding of floating storage and the delivery of newbuilding vessels to the world tanker fleet. COVID-19 has also been a contributing factor to the decline in short-term tanker charter rates and the increase in certain crewing-related costs, which has had an impact on the Company's cash flows. COVID-19 was a contributing factor to the write-down of certain tankers of Teekay Tankers during the nine months ended September 30, 2021, and was also a contributing factor to the write-down of six of Teekay LNG's multi-gas vessels and one floating production storage and offloading (or FPSO) unit of Teekay Parent (as defined in Note 4) during the nine months ended September 30, 2020 (see Note 13) .